Benefit Plan - Pension Benefit Plan (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Change in benefit obligation
Benefit obligation at beginning of year	$ 9,018
Oxford assumed benefit obligations		9,045
Service cost	70	144
Interest cost	335	203
Gain on reduction of pension liability	(2,208)	0
Actuarial loss	1,616	(350)
Benefits paid	(2,031)	(24)
Benefit obligation at end of period	6,800	9,018
Change in plan assets
Fair value of plan assets at beginning of year	7,521
Oxford assumed plan assets		6,523
Actual return on plan assets	(11)	1,012
Employer contributions		10
Benefit paid	(2,031)	(24)
Fair value of plan assets at end of period	$ 5,479	$ 7,521